T. ROWE PRICE Target 2040 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 24 .1%
T. Rowe Price Funds:
New Income Fund  33,906 9,482 8,018 4,560,787 36,988
Limited Duration Inflation Focused
Bond Fund  21,365 11,451 5,281 5,852,202 27,506
International Bond Fund (USD
Hedged)  13,580 2,954 2,978 1,602,639 13,831
U.S. Treasury Long-Term Index
Fund  11,468 1,199 3,012 1,483,644 10,994
Dynamic Global Bond Fund  7,867 2,124 1,876 1,066,920 7,991
Emerging Markets Bond Fund  6,089 1,707 1,344 709,700 7,090
High Yield Fund  5,416 1,116 1,144 914,626 5,460
Floating Rate Fund  1,774 303 374 184,670 1,671
Total Bond Funds (Cost $ 113,568 ) 111,531
EQUITY FUNDS 73 .0%
T. Rowe Price Funds:
Value Fund  53,686 7,528 9,578 1,083,286 57,208
Growth Stock Fund  51,144 13,090 8,560 491,627 50,908
International Value Equity Fund  30,748 2,700 7,089 1,181,721 31,457
Equity Index 500 Fund  28,791 9,946 10,135 168,413 30,116
U.S. Large-Cap Core Fund  36,142 4,499 10,673 674,164 30,014
Overseas Stock Fund  26,781 2,273 5,829 1,534,848 27,320
International Stock Fund  23,304 3,572 3,842 1,038,635 23,411
Real Assets Fund  22,487 2,067 7,675 1,103,602 23,165
Emerging Markets Discovery Stock
Fund  10,327 1,120 3,043 565,767 11,802
Mid-Cap Value Fund  11,404 1,245 2,614 323,767 11,539
Emerging Markets Stock Fund  8,813 705 1,941 213,042 10,767
Mid-Cap Growth Fund  12,355 1,333 3,490 103,458 10,473
New Horizons Fund (3) 4,921 2,163 1,056 112,331 6,417
Small-Cap Value Fund  6,921 1,027 2,336 110,979 6,182
Small-Cap Stock Fund  6,060 760 1,523 96,135 5,987
Total Equity Funds (Cost $ 219,126 ) 336,766

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .9%
Money Market Funds  2.9%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 18,115 19,210 24,037 13,288,451 13,288
Total Short-Term Investments (Cost $ 13,288 ) 13,288
Total Investments in Securities 100.0%
(Cost $345,982) $ 461,585
Other Assets Less Liabilities (0.0)% (201)
Net Assets 100.0% $ 461,384
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$7,105 and $7,105, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Target 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (77) $ (124) $ 253
Emerging Markets Bond Fund  (84) 638 309
Emerging Markets Discovery Stock Fund  339 3,398 551
Emerging Markets Stock Fund  187 3,190 188
Equity Index 500 Fund  3,033 1,514 271
Floating Rate Fund  (2) (32) 95
Growth Stock Fund  9,696 (4,766) 57
High Yield Fund  (25) 72 294
International Bond Fund (USD Hedged)  (150) 275 403
International Stock Fund  2,197 377 672
International Value Equity Fund  2,870 5,098 990
Limited Duration Inflation Focused Bond Fund  (137) (29) 1,059
Mid-Cap Growth Fund  820 275 79
Mid-Cap Value Fund  609 1,504 225
New Horizons Fund  610 389 —
New Income Fund  (651) 1,618 1,273
Overseas Stock Fund  1,547 4,095 752
Real Assets Fund  1,404 6,286 838
Small-Cap Stock Fund  510 690 43
Small-Cap Value Fund  816 570 95
U.S. Large-Cap Core Fund  4,466 46 357
U.S. Treasury Long-Term Index Fund  (740) 1,339 341
Value Fund  3,295 5,572 826
U.S. Treasury Money Fund, 3.76% — — 443
Affiliates not held at period end (6) — 5
Totals $ 30,527 # $ 31,995 $ 10,419 +

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $14,613 of the net realized gain (loss).
+ Investment income comprised $10,419 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2040 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F196-054Q3 02/26